Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NexPoint Funds I
Entity Central Index Key	0001354917
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000060521
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class A Shares
Trading Symbol	HHCAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class A Shares	$109	2.12%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.12%
AssetsNet	$ 88,225,303
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 302,846
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$88,225,303	91	$302,846	62%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-20.3%
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Rights	0.1%
Repurchase Agreements	1.4%
Cash Equivalents	2.1%
U.S. Senior Loans	2.7%
Master Limited Partnerships	4.4%
Corporate Obligations	8.0%
Common Stocks	89.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Avidity Biosciences	5.4%
CyberArk Software	4.8%
Frontier Communications Parent	3.9%
Hologic, Inc.	3.3%
Electronic Arts	3.3%
Short Securities
Palo Alto Networks	-4.4%
Brookfield Renewable Corporation	-1.9%
Cantaloupe	-1.9%
Constellation Energy Corp.	-1.8%
Caterpillar	-1.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/event-driven-fund/
C000060522
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class C Shares
Trading Symbol	HHCCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class C Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class C Shares	$142	2.77%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.77%
AssetsNet	$ 88,225,303
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 302,846
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$88,225,303	91	$302,846	62%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-20.3%
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Rights	0.1%
Repurchase Agreements	1.4%
Cash Equivalents	2.1%
U.S. Senior Loans	2.7%
Master Limited Partnerships	4.4%
Corporate Obligations	8.0%
Common Stocks	89.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Avidity Biosciences	5.4%
CyberArk Software	4.8%
Frontier Communications Parent	3.9%
Hologic, Inc.	3.3%
Electronic Arts	3.3%
Short Securities
Palo Alto Networks	-4.4%
Brookfield Renewable Corporation	-1.9%
Cantaloupe	-1.9%
Constellation Energy Corp.	-1.8%
Caterpillar	-1.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/event-driven-fund/
C000060523
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class Z Shares
Trading Symbol	HHCZX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Z Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class Z Shares	$91	1.77%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.77%
AssetsNet	$ 88,225,303
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 302,846
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$88,225,303	91	$302,846	62%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-20.3%
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Rights	0.1%
Repurchase Agreements	1.4%
Cash Equivalents	2.1%
U.S. Senior Loans	2.7%
Master Limited Partnerships	4.4%
Corporate Obligations	8.0%
Common Stocks	89.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Avidity Biosciences	5.4%
CyberArk Software	4.8%
Frontier Communications Parent	3.9%
Hologic, Inc.	3.3%
Electronic Arts	3.3%
Short Securities
Palo Alto Networks	-4.4%
Brookfield Renewable Corporation	-1.9%
Cantaloupe	-1.9%
Constellation Energy Corp.	-1.8%
Caterpillar	-1.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/event-driven-fund/
C000171609
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class A Shares
Trading Symbol	HMEAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class A Shares	$101	1.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.98%
AssetsNet	$ 1,218,675,304
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 4,795,560
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,218,675,304	66	$4,795,560	178%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-7.9%
Derivative Contracts (Net)	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Warrants	0.1%
Asset-Backed Securities	0.4%
Cash Equivalents	0.4%
Corporate Obligations	4.3%
U.S. Senior Loans	6.3%
Common Stocks	85.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Dayforce	7.8%
CyberArk Software	6.2%
Avidity Biosciences	4.9%
Cidara Therapeutics	4.9%
Sealed Air	4.9%
Short Securities
Palo Alto Networks	-5.6%
Aspen Insurance Holdings	-1.9%
Cantaloupe	-0.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/merger-arbitrage/
C000171610
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class C Shares
Trading Symbol	HMECX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class C Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class C Shares	$134	2.63%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.63%
AssetsNet	$ 1,218,675,304
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 4,795,560
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,218,675,304	66	$4,795,560	178%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-7.9%
Derivative Contracts (Net)	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Warrants	0.1%
Asset-Backed Securities	0.4%
Cash Equivalents	0.4%
Corporate Obligations	4.3%
U.S. Senior Loans	6.3%
Common Stocks	85.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Dayforce	7.8%
CyberArk Software	6.2%
Avidity Biosciences	4.9%
Cidara Therapeutics	4.9%
Sealed Air	4.9%
Short Securities
Palo Alto Networks	-5.6%
Aspen Insurance Holdings	-1.9%
Cantaloupe	-0.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/merger-arbitrage/
C000171611
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class Z Shares
Trading Symbol	HMEZX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Z Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class Z Shares	$84	1.63%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.63%
AssetsNet	$ 1,218,675,304
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 4,795,560
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,218,675,304	66	$4,795,560	178%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-7.9%
Derivative Contracts (Net)	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Warrants	0.1%
Asset-Backed Securities	0.4%
Cash Equivalents	0.4%
Corporate Obligations	4.3%
U.S. Senior Loans	6.3%
Common Stocks	85.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Dayforce	7.8%
CyberArk Software	6.2%
Avidity Biosciences	4.9%
Cidara Therapeutics	4.9%
Sealed Air	4.9%
Short Securities
Palo Alto Networks	-5.6%
Aspen Insurance Holdings	-1.9%
Cantaloupe	-0.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/merger-arbitrage/
C000261877
Shareholder Report [Line Items]
Fund Name	Nexpoint Credit Catalyst Fund
Class Name	Class A
Trading Symbol	NEDAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Nexpoint Credit Catalyst Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/credit-catalyst-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/credit-catalyst-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nexpoint Credit Catalyst Fund, Class A Shares	$74	1.48%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%
AssetsNet	$ 25,445,020
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,445,020	37	$-	67%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreements	-9.1%
Common Stock	1.1%
Cash Equivalents	3.3%
Exchange-Traded Fund	4.0%
Convertible Bonds	8.1%
Mortgage-Backed Securities	15.8%
U.S. Senior Loans	28.9%
Corporate Obligations	46.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
EchoStar	4.3%
Matthews International	4.1%
Resideo Funding	4.0%
Wells Fargo Commercial Mortgage Trust, 8.62%, 9/15/2040, Cl D	4.0%
Janus Henderson AAA CLO ETF	4.0%
SYCA Commercial Mortgage Trust, 7.91%, 11/10/2042, Cl E	4.0%
Sotera Health Holdings, LLC, 2025 Refinancing Term Loan, 6.34%, 5/30/2031	3.9%
DBC Mortgage Trust, 6.35%, 11/15/2042, Cl D	3.9%
Commscope, LLC, Initial Term Loan, 8.47%, 12/17/2029	3.9%
BFLD Commercial Mortgage Trust, 6.11%, 11/15/2042	3.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/credit-catalyst-fund/
C000261878
Shareholder Report [Line Items]
Fund Name	Nexpoint Credit Catalyst Fund
Class Name	Class C
Trading Symbol	NEDCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class C Shares of the Nexpoint Credit Catalyst Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/credit-catalyst-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/credit-catalyst-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nexpoint Credit Catalyst Fund, Class C Shares	$74	1.48%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%
AssetsNet	$ 25,445,020
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,445,020	37	$-	67%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreements	-9.1%
Common Stock	1.1%
Cash Equivalents	3.3%
Exchange-Traded Fund	4.0%
Convertible Bonds	8.1%
Mortgage-Backed Securities	15.8%
U.S. Senior Loans	28.9%
Corporate Obligations	46.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
EchoStar	4.3%
Matthews International	4.1%
Resideo Funding	4.0%
Wells Fargo Commercial Mortgage Trust, 8.62%, 9/15/2040, Cl D	4.0%
Janus Henderson AAA CLO ETF	4.0%
SYCA Commercial Mortgage Trust, 7.91%, 11/10/2042, Cl E	4.0%
Sotera Health Holdings, LLC, 2025 Refinancing Term Loan, 6.34%, 5/30/2031	3.9%
DBC Mortgage Trust, 6.35%, 11/15/2042, Cl D	3.9%
Commscope, LLC, Initial Term Loan, 8.47%, 12/17/2029	3.9%
BFLD Commercial Mortgage Trust, 6.11%, 11/15/2042	3.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/credit-catalyst-fund/
C000261876
Shareholder Report [Line Items]
Fund Name	Nexpoint Credit Catalyst Fund
Class Name	Class Z
Trading Symbol	NEDZX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Z Shares of the Nexpoint Credit Catalyst Fund (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/credit-catalyst-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/credit-catalyst-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nexpoint Credit Catalyst Fund, Class Z Shares	$75	1.48%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%
AssetsNet	$ 25,445,020
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,445,020	37	$-	67%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreements	-9.1%
Common Stock	1.1%
Cash Equivalents	3.3%
Exchange-Traded Fund	4.0%
Convertible Bonds	8.1%
Mortgage-Backed Securities	15.8%
U.S. Senior Loans	28.9%
Corporate Obligations	46.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
EchoStar	4.3%
Matthews International	4.1%
Resideo Funding	4.0%
Wells Fargo Commercial Mortgage Trust, 8.62%, 9/15/2040, Cl D	4.0%
Janus Henderson AAA CLO ETF	4.0%
SYCA Commercial Mortgage Trust, 7.91%, 11/10/2042, Cl E	4.0%
Sotera Health Holdings, LLC, 2025 Refinancing Term Loan, 6.34%, 5/30/2031	3.9%
DBC Mortgage Trust, 6.35%, 11/15/2042, Cl D	3.9%
Commscope, LLC, Initial Term Loan, 8.47%, 12/17/2029	3.9%
BFLD Commercial Mortgage Trust, 6.11%, 11/15/2042	3.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-655-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/credit-catalyst-fund/